Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, issued	25,287,851	25,287,851
Ordinary shares, outstanding	25,287,851	25,287,851
Class A Convertible Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	Unlimited shares authorized	Unlimited shares authorized
Preferred shares, issued	715,000	715,000
Preferred shares, outstanding	715,000	715,000
Class B Convertible Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	Unlimited shares authorized	Unlimited shares authorized
Preferred shares, issued	291,795,150	291,795,150
Preferred shares, outstanding	291,795,150	291,795,150